Vessels and other fixed assets, net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net

5.       Vessels and other fixed assets, net:

The amounts in the consolidated balance sheets are analyzed as follows:

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2020	$3,464,808	$(587,689)	$2,877,119
- Acquisitions, improvements and other vessel costs	275,116	-	275,116
- Depreciation for the period	-	(74,336)	(74,336)
Balance, June 30, 2021	$3,739,924	$(662,025)	$3,077,899

As of June 30, 2021, 88 of the Company’s 128 vessels, having a net carrying value of $2,150,769, serve as collateral under certain of the Company’s loan facilities and were subject to first-priority mortgages (Note 7). Title of ownership is held by the relevant lenders for another 38 vessels with a carrying value of $871,933 to secure the relevant sale and lease back financing transactions (Note 6). In addition, certain of the Company’s vessels having a net carrying value of $668,947 are subject to second-priority mortgages and serve as collateral under certain of the Company’s loan facilities (Note 7).

Vessels acquired / delivered / disposed of during the six-month period ended June 30, 2021

As further discussed in Notes 5 and 21(a) of the Company’s consolidated financial statements for the year ended December 31, 2020, included in the 2020 Annual Report, on December 17, 2020, the Company entered into a definitive agreement with entities affiliated with E.R. Capital Holding GmbH & Cie. KG, pursuant to which the Company agreed to acquire three Capesize drybulk vessels, the Star Marilena (ex- E.R. Bayonne), the Star Bueno (ex- E.R. Buenos Aires) and the Star Borneo (ex- E.R. Borneo), (“E.R. Acquisition Vessels”). The E.R. Acquisition Vessels are retrofitted with exhaust gas cleaning systems. The acquisition was concluded with the delivery of the vessels to the Company on January 26, 2021. Consideration for the acquisition was payable in the form of $39,000 in cash, which was financed by SEB $39,000 Facility (Note 7) and 2,100,000 of the Company’s common shares, which shares were issued on January 26, 2021 to E.R. Schiffahrt GmbH & Cie. KG.

In addition, as further discussed in Note 21 (b) of the Company’s consolidated financial statements for the year ended December 31, 2020, included in the 2020 Annual Report, on February 2, 2021, the Company entered into an agreement with Eneti Inc. (NYSE: NETI), formerly known as Scorpio Bulkers Inc., and certain other parties to acquire seven vessels, consisting of three Ultramax vessels, the Star Athena (ex- SBI Pegasus), the Star Bovarius (ex- SBI Ursa) and the Star Subaru (ex- SBI Subaru), and four Kamsarmax vessels, the Star Capoeira (ex- SBI Capoeira), the Star Carioca (ex- SBI Carioca), the Star Lambada (ex- SBI Lambada) and the Star Macarena (ex- SBI Macarena), (the “Eneti Acquisition Vessels”) by assuming the outstanding lease obligations of the Eneti Acquisition Vessels (Note 6). As consideration for this transaction the Company agreed to issue to Eneti Inc. 3,000,000 newly issued common shares of the Company. To facilitate the issuance of these common shares, the Company issued to Eneti Inc. a warrant to purchase up to 3,000,000 of the Company’s common shares (the “Eneti Warrant”). The Eneti Warrant was issued on February 2, 2021 and, subject to its terms and conditions, was agreed to be exercised at an exercise price of $0.01 per share in connection with the delivery date of each of the Eneti Acquisition Vessels. Six out of seven vessels were delivered to the Company on March 16, 2021 on which date the warrant was partially exercised with the Company issuing 2,649,203 of its common shares and assuming the outstanding lease obligations attributable to these six vessels (Note 6). The seventh and final vessel, the Star Athena (ex- SBI Pegasus), was delivered to the Company on May 19, 2021, upon which the remaining 350,797 common shares were issued and the Company assumed the vessel’s then outstanding lease obligations (Note 6).

As further discussed in Note 21(d) of the Company’s consolidated financial statements for the year ended December 31, 2020, included in the 2020 Annual Report, on March 3, 2021 the Company entered into a definitive agreement with a third party to acquire two ECO type resale 82,000 dwt Kamsarmax vessels (the “Kamsarmax Resale Vessels”) at a price of $55,000 in aggregate. On May 25, 2021 and June 16, 2021, the Star Elizabeth and the Star Pavlina, respectively, the two Kamsarmax Resale Vessels, were delivered to the Company directly from YAMIC yard (a joint venture between Mitsui and New Yangzijiang).

In addition, during the six months ended June 30, 2021 the Company installed ballast water management system to certain of its vessels.